Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Non Current Liabilities [Abstract]
Summary of Other Liabilities
As at December 31,	2020	2019
Employee Long-Term Incentives	33	103
Pension and Other Post-Employment Benefit Plan (Note 29)	91	73
Onerous Contract Provisions	39	46
Other	18	19
	181	241